Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible impairment	$ 0	$ 5,823	$ 1,721
Amortization of intangible assets	2,951	4,560	$ 4,042
2016	2,526
2017	2,526
2018	2,526
2019	2,526
2020	$ 2,526
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Reduction in carrying value of intangibles		1,003
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Reduction in carrying value of intangibles		4,705
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Reduction in carrying value of intangibles		$ 115